INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following:

		As of
	As of	January 3,
(in thousands)	April 4, 2021	2021
Finished goods	$33,981	$28,935
Raw materials	27,544	25,129
Maintenance parts	6,059	5,746
Total inventories	$67,584	$59,810

Inventories consisted of the following:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Finished goods	$28,935	$24,447
Raw materials	25,150	22,122
Maintenance parts	5,746	4,575
	59,831	51,144
Less: inventory reserve	(21)	(250)
Total inventories	$59,810	$50,894